Consolidated balance sheet - CAD ($) $ in Millions	Apr. 30, 2026		Oct. 31, 2025
ASSETS
Cash and non-interest-bearing deposits with banks	$ 16,789	[1]	$ 12,379
Interest-bearing deposits with banks	36,729		31,624
Securities (Note 4)	303,235		283,235
Cash collateral on securities borrowed	25,077		21,697
Securities purchased under resale agreements	90,909		86,695
Loans (Note 5)
Residential mortgages	289,048		287,033
Personal	48,098		47,866
Credit card	21,924		21,581
Business and government	246,430		237,416
Allowance for credit losses	(4,520)		(4,392)
Total loans	600,980		589,504
Other
Derivative instruments	34,940		38,352
Property and equipment	3,520		3,443
Goodwill	5,335		5,475
Software and other intangible assets	2,887		2,894
Investments in equity-accounted associates and joint ventures	837		808
Deferred tax assets	1,063		1,027
Other assets	38,259		39,805
Other miscellaneous assets	86,841		91,804
Total assets	1,160,560		1,116,938
Deposits (Note 6)
Personal	261,409		258,139
Business and government	480,414		457,284
Bank	30,710		26,723
Secured borrowings	60,237		65,978
Deposits	832,770		808,124
Obligations related to securities sold short	21,641		24,244
Cash collateral on securities lent	10,232		6,031
Obligations related to securities sold under repurchase agreements	144,005		130,042
Other
Derivative instruments	41,726		41,411
Deferred tax liabilities	49		47
Other liabilities	37,448		34,807
Other miscellaneous liabilities	79,223		76,265
Subordinated indebtedness (Note 7)	6,722		7,819
Total liabilities	1,094,593		1,052,525
Equity
Contributed surplus	311		226
Retained earnings	38,165		36,471
Accumulated other comprehensive income (AOCI)	3,109		4,218
Total shareholders' equity	65,676		64,129
Non-controlling interests	291		284
Total equity	65,967		64,413
Total liabilities and equity	1,160,560		1,116,938
Preferred shares and other equity instruments [member]
Equity
Issued shares	7,341		6,369
Total equity	7,341		6,369
Common shares [member]
Equity
Issued shares	16,750		16,845
Total equity	$ 16,750		$ 16,845

[1]	Includes restricted cash of $458 million (April 30, 2025: $462 million) and interest-bearing demand deposits with Bank of Canada.